NET INCOME PER SHARE (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 RUB (₽) ₽ / shares shares	Dec. 31, 2016 RUB (₽) ₽ / shares shares	Dec. 31, 2015 RUB (₽) ₽ / shares shares
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	1,862,125	1,862,125	2,362,417	4,652,546
Net income, allocated for basic	$ 152.4	₽ 8,776	₽ 6,798	₽ 9,679
Weighted average ordinary shares outstanding-basic	324,747,888	324,747,888	320,788,967	318,541,887
Dilutive effect of:
Weighted average ordinary shares outstanding-diluted	331,243,961	331,243,961	326,136,949	323,713,437
Net income per share attributable to ordinary shareholders:
Basic | (per share)	$ 0.47	₽ 27.02	₽ 21.19	₽ 30.39
Diluted | (per share)	$ 0.46	₽ 26.49	₽ 20.84	₽ 29.90
Class A
NET INCOME PER SHARE
Net income, allocated for basic	$ 131.7	₽ 7,583	₽ 5,825	₽ 7,992
Reallocation of net income as a result of conversion of Class B to Class A shares	20.7	1,193	973	1,687
Net income, allocated for diluted	$ 152.4	₽ 8,776	₽ 6,798	₽ 9,679
Weighted average ordinary shares outstanding-basic	280,586,437	280,586,437	274,863,606	263,033,597
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)	44,161,451	44,161,451	45,925,361	55,508,290
Share-Based Awards (in shares)	6,496,073	6,496,073	5,347,982	5,171,550
Weighted average ordinary shares outstanding-diluted	331,243,961	331,243,961	326,136,949	323,713,437
Net income per share attributable to ordinary shareholders:
Basic | (per share)	$ 0.47	₽ 27.02	₽ 21.19	₽ 30.39
Diluted | (per share)	$ 0.46	₽ 26.49	₽ 20.84	₽ 29.90
Class B
NET INCOME PER SHARE
Net income, allocated for basic	$ 20.7	₽ 1,193	₽ 973	₽ 1,687
Reallocation of net income to Class B shares	(0.3)	(19)	(1)	11
Net income, allocated for diluted	$ 20.4	₽ 1,174	₽ 972	₽ 1,698
Weighted average ordinary shares outstanding-basic	44,161,451	44,161,451	45,925,361	55,508,290
Dilutive effect of:
Share-Based Awards (in shares)	146,027	146,027	694,042	1,258,731
Weighted average ordinary shares outstanding-diluted	44,307,478	44,307,478	46,619,403	56,767,021
Net income per share attributable to ordinary shareholders:
Basic | (per share)	$ 0.47	₽ 27.02	₽ 21.19	₽ 30.39
Diluted | (per share)	$ 0.46	₽ 26.49	₽ 20.84	₽ 29.90